Intangible Assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Intangible Assets	Intangible Assets
Intangible assets consist of licenses of intellectual property acquired by the Group through various agreements with third parties and are recorded at the value of the consideration transferred. Information regarding the cost and accumulated amortization of intangible assets is as follows:

Cost	Licenses $000s
Balance as of January 1, 2019	5,067
Additions	400
Deconsolidation of subsidiary	(4,842)
Balance as of December 31, 2019	625
Additions	275
Balance as of December 31, 2020	900

Accumulated amortization	Licenses $000s
Balance as of January 1, 2019	(1,987)
Amortization	(117)
Deconsolidation of subsidiary	2,104
Balance as of December 31, 2019	—
Amortization	(1)
Balance as of December 31, 2020	(1)

Intangible assets, net	Licenses $000s
Balance as of December 31, 2019	625
Balance as of December 31, 2020	899
These intangible asset licenses represent in-process-research-and-development assets since they are still being developed and are not ready for their intended use. As such, these assets are not yet amortized but tested for impairment annually. The Company tested such assets for impairment as of balance sheet date and concluded that none were impaired. During the year ended December 31, 2019, Vor, Karuna and Gelesis were deconsolidated and as such $2.7 million in net assets were derecognized.
Amortization expense was included in the Research and development expenses line item in the accompanying Consolidated Statements of Comprehensive Income/(Loss). Amortization expense, recorded using the straight-line method, was approximately $0.0 million, $0.1 million and $0.3 million for the years ended December 31, 2020, 2019 and 2018, respectively.